Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Lessee, Leases [Policy Text Block]
Leases

On
January 1, 2019,
the Company adopted ASC
842.
ASC
842
revises the accounting for leases. Under the new lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases. The new lease standard will continue to classify leases as either financing or operating, with classification affecting the pattern of expense recognition. The accounting applied by a lessor under the new guidance will be substantially equivalent to current lease accounting guidance. The following are the type of contracts that fall under ASC
842:

Time charter out contracts

The Company’s shipping revenues are principally generated from time charters . In a time charter contract, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. The charterer has the full discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful or non-hazardous cargo. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period. The charterer generally pays the charter hire in advance of the upcoming contract period. The Company determined that all time charter contracts are considered operating leases and therefore fall under the scope of ASC
842
because: (i) the vessel is an identifiable asset; (ii) the Company does not
have substantive substitution rights; and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use.

The transition guidance associated with ASC
842
allows for certain practical expedients to the lessors. The Company elected to not
separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and (ii)
the lease component would be classified as an operating lease.
The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time.

The adoption of ASC
842
did
not
impact the Company’s accounting for time charter out contracts as the treatment is consistent with prior policy. The revenue generated from time charter out contracts is recognized on a straight-line basis over the term of the respective time charter agreements, beginning when the vessel is delivered to the charterer until it is redelivered back to the Company, and is recorded as part of revenues, net of address commissions in the Company’s Condensed Consolidated Statement of Operations for the
six
months ended
June 30, 2019
and
2018.

Bareboat chartered in vessels

The Company adopted ASC
842
using the simplified transition method. Accordingly, comparative information was not
adjusted and will continue to be reported under the previous lease standard. The adoption did not
require an adjustment to opening retained earnings for the cumulative effect adjustment. The Company further utilized the package of practical expedients within ASC
842
that allows an entity to
not
reassess the following prior to the effective date (i) whether any expired or existing contracts were or contained leases, (ii) the lease classification for any expired or existing leases or (iii) initial direct costs for any existing leases. Additionally, the Company elected to not
separate the lease and non-lease components related to a lease contract and to account for them as a single lease component for the purposes of the recognition and measurement requirements of ASC
842.
Furthermore the Company upon adoption of ASC
842
assumed that it will
not
exercise the purchase options embedded in the lease contracts of the bareboat chartered in vessels.

The bareboat chartered in vessels, namely M/T Stenaweco Energy and M/T Stenaweco Evolution, have been bareboat chartered back for seven
years at a bareboat hire of
$8,586
per day and
$8,625
per day, respectively. In addition, the Company has the option to buy back each vessel from the end of year three
up to the end of year
seven
at a purchase price depending on when the option is exercised. Indicatively, if the option is exercised at the end of year seven, the purchase price of either one
of the vessels will be
$21,200.
The Company enters into lease agreements for tanker vessels to support its operations. To facilitate compliance with ASC
842,
the Company evaluated its existing lease arrangements to identify, track and record applicable leases. The implementation and adoption of this standard resulted in the Company recognizing right-of-use assets and lease liabilities for all of its operating leases on the accompanying condensed consolidated balance sheet as of
June 30, 2019.
The Company has
no
finance leases. The following table shows the impact of the adoption of ASC
842
on the Company’s current period condensed consolidated balance sheet as compared to the previous lease accounting standard, ASC Topic
840,
Leases (“ASC
840”
) as of
January 1, 2019:

As of January 1, 2019:	Under ASC 842	Under ASC 840	Increase/(decrease)

Current assets:	-
Prepaid bareboat charter hire	-	1,656	(1,656)
Other noncurrent assets:	-
Prepaid bareboat charter hire	-	3,621	(3,621)
Fixed assets:
Right of use assets from operating leases*	21,905	-	21,905
Other current liabilities:
Current portion of Operating lease liabilities	4,771	-	4,771
Other noncurrent liabilities:
Non-current portion of Operating lease liabilities	11,857	-	11,857

*The Company netted
5,277
which were previously recorded as Prepaid bareboat charter hire in the consolidated balance sheet as of
December 31, 2018
against the Operating lease right-of-use asset upon adoption of ASC
842
on
January 1, 2019.
The Prepaid bareboat charter hire represented the unamortized balance of losses from the sale of the Bareboat chartered in vessels that were being amortized over the duration of the leases.

Operating leases for vessels are included in fixed assets, other current liabilities, and other noncurrent liabilities in the condensed consolidated balance sheets. Operating lease right of use (“ROU”) assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

The discount rate used to calculate the present value of lease payments was calculated by taking into account the original lease term and lease payments.

Finally all of the Company’s Sale and Leasebacks accounted for as financings have been re-evaluated under ASC
842
and the Company continues to account for them as financings.

Revenue from Contract with Customer [Policy Text Block]
Voyage charters

The Company entered into a voyage charter in the period under review lasting up to
May 2019
and accounts for its voyage charter revenue under ASC
606.
There were
no
voyage charters in
2018.

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage, which may
contain multiple load ports and discharge ports. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charter party generally has a minimum amount of cargo. The charterer is liable for any short loading of cargo or "dead" freight. The voyage contract generally has standard payment terms of
95%
freight paid within
three
days after completion of loading. The voyage charter party generally has a "demurrage" or "despatch" clause. As per this clause, the charterer reimburses the Company for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as demurrage revenue. Conversely, the charterer is given credit if the loading/discharging activities happen within the allowed laytime known as despatch resulting in a reduction in revenue. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo. The Company determined that its voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses and the revenue is recognized on a straight- line basis over the voyage days from the commencement of the loading of cargo to completion of discharge.

The voyage contracts are considered service contracts which fall under the provisions of ASC
606
because the Company, as the shipowner, retains the control over the operations of the vessel such as directing the routes taken or the vessel speed. The voyage contracts generally have variable consideration in the form of demurrage or despatch. The amount of revenue earned as demurrage by the Company for the six
months ended
June 30, 2019
and
2018
is
$667
and
$0
respectively.
No
amount of despatch was incurred by the Company for the
six
months ended
June 30, 2019
and
2018.

Contract costs

In a voyage charter contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. These costs are considered contract fulfillment costs because the costs are direct costs related to the performance of the contract and are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are amortized on a straight-line basis as the related performance obligations are satisfied.

Comprehensive Income, Policy [Policy Text Block]
Other Comprehensive Income:
The Company follows the provisions of guidance regarding reporting comprehensive income which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, which are recorded directly as components of stockholders’ equity.

Derivatives, Policy [Policy Text Block]
Derivatives and Hedging, Hedge Accounting:
At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income” in equity, while the ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no
longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of income. If a hedged transaction is no
longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as a component of “Loss on derivatives”.

New Accounting Pronouncements, Policy [Policy Text Block]
Accounting standards issued but
not
yet adopted

The FASB has issued accounting standards that have
not
yet become effective and
may
impact the Company’s condensed consolidated financial statements or related disclosures in future periods. These standards and their potential impact are discussed below:

Fair Value Measurement Disclosures — In
August 2018,
the FASB issued ASU
No.
2018
-
13,
 "Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement" ("ASU
No.
2018
-
13"
). ASU
No.
2018
-
13,
which is part of the FASB's broader disclosure framework project, modifies and supplements the current U.S. GAAP disclosure requirements pertaining to fair value measurements, with an emphasis on Level
3
disclosures of the valuation hierarchy. ASU
No.
2018
-
13
is effective on
January 1, 2020,
with early adoption permitted. The adoption of ASU
No.
2018
-
13
is currently
not
expected to have a material impact on the Company's condensed consolidated financial statements.

Financial Instruments - Derivatives Held or Issued (subsequent to the adoption of ASU
2017
-
12,

Targeted Improvements to Accounting for Hedging Activities
): In
August 2017,
the FASB issued ASU
2017
-
12,

Targeted Improvements to Accounting for Hedging Activities
.  ASU
2017
-
12
amends the current hedge accounting model and requires certain new or modified disclosures to enable entities to better portray the economics of their risk management activities in their financial statements.  For public business entities, the amendments in ASU
2017
-
12
are effective for financial statements issued for fiscal years beginning after
15
December 2018,
and interim periods within those fiscal years.  For all other entities, the amendments in ASU
2017
-
12
are effective for financial statements issued for fiscal years beginning after
15
December 2019,
and interim periods within fiscal years beginning after
15
December 2020.
Early adoption is permitted, including adoption in an interim period.  The adoption of this ASU is not
expected to have a material effect on the Company’s condensed consolidated financial statements.

Financial Instrument Credit Losses — In
June 2016,
the FASB issued ASU
No.
2016
-
13,
"Financial Instruments—Credit Losses" ("ASU
No.
2019
-
05"
). ASU
No.
2016
-
13
amends the current financial instrument impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. ASU
No.
2016
-
13
is effective on
January 1, 2020,
with early adoption permitted. We are currently evaluating the potential impact of ASU
No.
2016
-
13
on The Company’s condensed consolidated financial statements.